Filed pursuant to Rule 497(j)
                                      Registration Nos. 333-176976 and 811-22245


CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603


                                November 2, 2018

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

         Re:            First Trust Exchange-Traded Fund III
                      (Registration Nos. 333-176976, 811-22245)
               -------------------------------------------------------

 Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund III (the "Registrant"), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, (the "Securities Act"), this letter serves to certify that Post-Effective Amendment No. 94 to the Registration Statement under the Securities Act on Form N-1A (the "Registration Statement") of the Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The Registration Statement relates to First Trust Ultra Short Duration Municipal ETF, a series of the Registrant. Post-Effective Amendment No. 94 was filed electronically with the Securities and Exchange Commission on November 1, 2018.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                          Very truly yours,

                                          CHAPMAN AND CUTLER LLP


                                          By: /s/Morrison C. Warren
                                             ---------------------------
                                              Morrison C. Warren

Enclosures